Income Tax - Reconciliation of Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of income tax [abstract]
Net profit before tax	€ 469,980	€ 293,782	€ 153,652
Expected income tax expense at a 25% statutory UK tax rate	(117,495)	(73,446)	(38,413)
Increased/ decreased by:
Non-deductible expenses for tax purposes	(2,936)	(2,175)	(2,699)
Non-deductible share-based compensation	(18)	(1,098)	(19,880)
Change in permanent items			687
Minimum Taxation		(1,915)
Income exempted from tax		1,247
Previous year current taxes	1,689	(354)	(454)
Previous year deferred taxes	1,318	(5,042)	(5,007)
Changes in non-recognition of deferred tax assets on temporary differences/tax loss carry forwards	1,504	(11,369)	(8,400)
Tax rate differences	(18,202)	(13,410)	(5,628)
Tax rate changes	12,288	2,461	(142)
Other	199	2,921	1,306
Income tax expense	€ (121,653)	€ (102,180)	€ (78,630)